PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member] - $ / shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	203,100	203,100
Price per share	$ 10.00	$ 10.00